Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

On April 29 2021, the Company received proceeds of approximately $7,580,500 from the sale of its securities to private investors upon the issuance of 1,595,880 shares of the Company’s Common Stock at an offering price of $4.75 per share which included warrants to purchase up to 797,940 shares of the Company’s Common Stock at $9.50 per share. These warrants are exercisable immediately and expire five years from date of issuance.

Using the proceeds received, the Company, through its newly organized wholly owned subsidiary Scientific Bioprocessing Holdings, Inc., purchased 100% of the capital stock in aquila biolabs, GmbH (“Aquila”), a German bioprocessing company, for approximately $7,880,000. This acquisition was completed so both Aquila and SBI can create synergies in product development and sales opportunities for all products in the United States, Europe and other parts of the world. Concurrent with the acquisition, the Company entered into employment agreements with the four managing directors of Aquila. The Company has not completed any other items required to be disclosed as more time is needed in order to complete all of the necessary calculations. In addition, certain disclosures of revenues and earnings of Aquila since the acquisition are impracticable as they are minimal to the Company as a whole.

On April 29, 2021, the Company received proceeds of approximately $7,580,500 from the sale of its securities to private investors upon the issuance of 1,595,880 shares of the Company’s Common Stock at an offering price of $4.75 per share which included warrants to purchase up to 797,940 shares of the Company’s Common Stock at $9.50 per share. These warrants are exercisable immediately and expire five years from date of issuance. Using the proceeds received, the Company, through its newly organized wholly owned subsidiary Scientific Bioprocessing Holdings, Inc., purchased 100% of the capital stock in aquila biolabs, GmbH (“Aquila”), a German bioprocessing company, for approximately $7,880,000.

On June 18, 2021, the Company received proceeds of approximately $9,500,000 from the sale of its securities to private investors upon the issuance of 2,000,000 shares of the Company’s Common Stock at an offering price of $4.75 per share which included warrants to purchase up to 999,993 shares of the Company’s Commons Stock at $9.50 per share. These warrants are exercisable immediately and expire five years from date of issuance.